Description of the Business and Summary of Significant Accounting Policies - Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Restricted cash	$ 38.1	$ 44.0